Disclosure of information about key management personnel (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Salary or Fees	$ 4,639,505	$ 1,240,726	$ 1,311,861
Share-based Payments	818,854	588,479	383,467
Key management personnel compensation	5,458,359	1,829,205	1,695,328
Managements Member
Statements Line Items
Salary or Fees	2,692,782	733,244	803,033
Share-based Payments	570,455	361,865	215,933
Key management personnel compensation	3,263,237	1,095,109	1,018,966
Outside directors [Member]
Statements Line Items
Salary or Fees	1,512,752	149,882	151,228
Share-based Payments	248,399	226,614	167,534
Key management personnel compensation	1,761,151	376,496	318,762
Seabord Services Corp. [Member]
Statements Line Items
Salary or Fees	433,971	357,600	357,600
Share-based Payments	0	0	0
Key management personnel compensation	$ 433,971	$ 357,600	$ 357,600